UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 19.6%
Consumer Discretionary 1.8%
Comcast Cable Communications LLC, 6.875%, 6/15/2009	1,295,000	1,307,782
Time Warner Cable, Inc., 5.4%, 7/2/2012	550,000	533,152
Viacom, Inc., 5.75%, 4/30/2011	1,185,000	1,133,383

		2,974,317
Consumer Staples 2.4%
CVS Caremark Corp.:
2.503% **, 6/1/2010	2,252,000	2,147,757
6.302%, 6/1/2037	915,000	498,675

H.J. Heinz Co., 5.35%, 7/15/2013	700,000	706,587
Procter & Gamble Co., 4.6%, 1/15/2014	600,000	635,119

		3,988,138
Energy 0.7%
ConocoPhillips, 4.75%, 2/1/2014	810,000	811,228
Enterprise Products Operation LP, 7.5%, 2/1/2011	80,000	81,618
Hess Corp., 7.0%, 2/15/2014	230,000	233,266

		1,126,112
Financials 9.0%
American Express Bank, FSB, 5.55%, 10/17/2012	1,000,000	960,909
American General Finance Corp., Series H, 4.625%, 9/1/2010	625,000	371,269
Australia & New Zealand Banking Group Ltd., Series 1150, 4.066% **, 3/25/2018	400,000	374,584
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	1,200,000	1,221,934
BB&T Corp., 6.5%, 8/1/2011	1,000,000	1,025,557
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	500,000	502,548
Countrywide Financial Corp., 5.8%, 6/7/2012	1,000,000	983,010
Discover Financial Services, 2.629% **, 6/11/2010	560,000	478,993
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	800,000	795,295
ING Bank NV, 144A, 2.625%, 2/9/2012	1,000,000	997,020
Kreditanstalt fuer Wiederaufbau, 2.0%, 1/17/2012	1,370,000	1,362,823
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	600,000	596,003
Morgan Stanley, Series F, 5.625%, 1/9/2012	600,000	563,383
Rio Tinto Finance (USA) Ltd., 5.875%, 7/15/2013	800,000	703,778
Simon Property Group LP, (REIT), 5.375%, 6/1/2011	2,305,000	2,050,595
Sovereign Bancorp., Inc., 4.8%, 9/1/2010	500,000	484,453
Verizon Wireless Capital LLC, 144A, 5.25%, 2/1/2012	750,000	739,338
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	613,000	528,597

		14,740,089
Industrials 1.3%
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	1,250,000	1,324,708
General Dynamics Corp., 5.25%, 2/1/2014	750,000	781,239

		2,105,947
Information Technology 1.9%
Cisco Systems, Inc., 5.25%, 2/22/2011	850,000	888,996
Tyco Electronics Group SA, 6.0%, 10/1/2012	305,000	282,379
Xerox Corp., 7.125%, 6/15/2010	2,000,000	2,002,860

		3,174,235
Telecommunication Services 2.1%
British Telecommunications PLC, 8.625%, 12/15/2010	1,879,000	1,972,843
Telecom Italia Capital SA, 6.2%, 7/18/2011	1,432,000	1,383,025

		3,355,868
Utilities 0.4%
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	140,000	142,314
Duke Energy Corp., 6.3%, 2/1/2014	540,000	553,854

		696,168

Total Corporate Bonds (Cost $33,341,484)		32,160,874
Asset-Backed 27.0%
Automobile Receivables 21.8%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2004-DF, 3.43%, 7/6/2011	207,385	196,136

"A2", Series 2006-RM, 5.42%, 8/8/2011	775,242	720,020
"A2", Series 2007-CM, 5.43%, 11/8/2010	54,519	54,480
"A3A", Series 2007-DF, 5.49%, 7/6/2012	550,000	512,412
AmeriCredit Prime Automobile Receivables Trust:
"A3", Series 2007-2M, 5.22%, 6/8/2012	1,925,000	1,716,705
"A2A", Series 2007-2M, 5.34%, 11/8/2010	402,453	399,004
Capital One Prime Auto Receivables Trust, "A3", Series 2007-1, 5.47%, 6/15/2011	933,437	933,029
Credit Acceptance Auto Dealer Loan Trust, "A1A", Series 2007-2, 144A, 6.16%, 4/15/2013	1,959,263	1,820,190
Daimler Chrysler Auto Trust, "A2A", Series 2008-B, 3.81%, 7/8/2011	1,244,513	1,203,798
Drive Auto Receivables Trust:
"A2", Series 2006-2, 144A, 5.3%, 7/15/2011	103,953	103,609
"A3", Series 2006-1, 144A, 5.49%, 5/15/2011	44,618	44,488
GS Auto Loan Trust, "A4", Series 2006-1, 5.38%, 1/15/2014	1,375,000	1,360,521
Household Automotive Trust:
"A4", Series 2005-1, 4.35%, 6/18/2012	681,627	664,385
"A4", Series 2005-3, 4.94%, 11/19/2012	1,440,000	1,373,505
"A4", Series 2006-3, 5.34%, 9/17/2013	1,355,000	1,257,160
"A4", Series 2006-1, 5.52%, 3/18/2013	1,590,000	1,478,252
Huntington Auto Trust, "A3A", Series 2008-1A, 144A, 4.81%, 4/16/2012	3,000,000	2,896,754
Hyundai Auto Receivables Trust:
"A3", Series 2008-A, 4.93%, 12/17/2012	1,975,000	1,949,200
"A3A", Series 2007-A, 5.04%, 1/17/2012	1,685,000	1,688,943
"D", Series 2006-A, 5.52%, 11/15/2012	303,237	289,228
LAI Vehicle Lease Securitization Trust, "A", Series 2005-A, 144A, 4.56%, 11/15/2012	124,322	124,768
Long Beach Auto Receivables Trust, "A3", Series 2006-B, 5.17%, 8/15/2011	416,669	408,376
Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%, 3/15/2011	994,124	993,992
Triad Auto Receivables Owner Trust:
"A4", Series 2005-A, 4.22%, 6/12/2012	590,581	534,926
"A4", Series 2006-A, 4.88%, 4/12/2013	3,110,000	2,696,791
"A2", Series 2007-A, 5.35%, 3/14/2011	130,378	130,329
Wachovia Auto Owner Trust:
"A4", Series 2005-A, 4.23%, 11/21/2011	774,892	766,073
"A3A", Series 2008-A, 4.81%, 9/20/2012	3,975,000	3,906,941
"A3", Series 2006-2A, 144A, 5.23%, 8/22/2011	967,957	961,904
"A4", Series 2006-A, 5.38%, 3/20/2013	1,635,000	1,480,282
WFS Financial Owner Trust:
"C", Series 2005-2, 4.62%, 11/19/2012	1,000,000	963,129
"D", Series 2005-3, 4.76%, 5/17/2013	710,000	465,336
World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	1,578,352	1,560,998

		35,655,664
Home Equity Loans 2.9%
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 0.439% **, 10/25/2036	288,616	278,437
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	175,788	157,816
Countrywide Asset-Backed Certificates, "A1B", Series 2007-S1, 5.888%, 11/25/2036	546,298	346,651
Credit-Based Asset Servicing and Securitization LLC:
"A4", Series 2004-CB4, 5.497%, 5/25/2035	40,055	36,363
"A2A", Series 2007-CB2, 5.891%, 2/25/2037	572,102	513,965
First Franklin Mortgage Loan Asset-Backed Certificates, "A2A", Series 2007-FFC, 0.539% **, 6/25/2027	756,827	239,955
Household Home Equity Loan Trust:
"A2F", Series 2006-4, 5.32%, 3/20/2036	590,000	542,540
"A1F", Series 2006-4, 5.79%, 3/20/2036	99,961	98,138
"A1F", Series 2006-3, 5.98%, 3/20/2036	155,444	151,716
JPMorgan Mortgage Acquisition Corp., "AF1B", Series 2007-CH1, 5.935%, 11/25/2036	692,886	665,410
Renaissance Home Equity Loan Trust:

"AF3", Series 2005-2, 4.499%, 8/25/2035	568,288	511,539
"AF1", Series 2006-4, 5.545%, 1/25/2037	204,963	196,207
"AF2", Series 2006-3, 5.58%, 11/25/2036	522,478	485,999
"AF1", Series 2007-2, 5.893%, 6/25/2037	527,849	485,820
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 *	209,756	21
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	60,556	49,753

		4,760,330
Miscellaneous 2.3%
Caterpillar Financial Asset Trust, "A2A", Series 2008-A, 4.09%, 12/27/2010	1,639,632	1,634,930
CNH Equipment Trust, "A3A", Series 2008-B, 4.78%, 7/16/2012	2,280,000	2,211,255

		3,846,185

Total Asset-Backed (Cost $47,089,130)		44,262,179
Mortgage-Backed Securities Pass-Throughs 2.0%
Federal Home Loan Mortgage Corp.:
5.5%, 3/1/2010	125,031	126,797
6.0%, 11/1/2009	20,516	20,741
7.0%, 3/1/2013	36,627	37,414
Federal National Mortgage Association:
5.35% **, 9/1/2038	1,432,689	1,470,533
6.0%,with various maturities from 6/1/2009 until 2/1/2010	61,818	62,210
7.0%, 4/1/2038	641,126	674,860
Government National Mortgage Association, 6.5%, 8/20/2034	907,958	945,128

Total Mortgage-Backed Securities Pass-Throughs (Cost $3,321,334)		3,337,683
Commercial and Non-Agency Mortgage-Backed Securities 24.1%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	36,437	36,364
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	707,642	587,965
Banc of America Commercial Mortgage, Inc., "A1", Series 2005-4, 4.432%, 7/10/2045	414,574	411,315
Banc of America Mortgage Securities:
"3A1", Series 2003-H, 4.538% **, 9/25/2033	892,707	744,179
"1A1", Series 2004-G, 4.717% **, 8/25/2034	353,832	293,029
"2A2", Series 2003-1, 5.25%, 2/25/2018	216,442	209,919
Bear Stearns Adjustable Rate Mortgage Trust, "A1", Series 2006-1, 4.625% **, 2/25/2036	779,644	535,041
Bear Stearns Alternative-A Trust, "6A1", Series 2004-9, 5.471% **, 9/25/2034	226,611	130,839
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2002-PBW1, 3.97%, 11/11/2035	379,712	372,139
"A1", Series 2002-TOP8, 4.06%, 8/15/2038	435,927	423,583
Cendant Mortgage Corp.:
"1A1", Series 2003-9, 5.25%, 11/25/2033	266,718	263,694
"A5", Series 2003-1, 5.5%, 2/25/2033	396,765	390,405
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034	781,876	748,520
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	65,308	65,291
"1A1", Series 2004-8, 5.5%, 10/25/2034	860,102	762,536
Citigroup Mortgage Loan Trust, Inc.:
"1A4A", Series 2006-AR7, 5.775% **, 11/25/2036	838,959	588,489
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	610,736	519,317
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	312,808	273,692
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	180,574	175,629
"A2", Series 2004-29CB, 5.0%, 1/25/2035	316,045	252,840
"A2", Series 2002-18, 5.25%, 2/25/2033	556,301	483,139
"1A1", Series 2004-J1, 6.0%, 2/25/2034	75,817	62,976

"A4", Series 2002-11, 6.25%, 10/25/2032	95,484	92,779
Countrywide Home Loan Mortgage Pass-Through Trust:
"A15", Series 2002-34, 4.75%, 1/25/2033	448,774	420,509
"2A17", Series 2004-13, 5.75%, 8/25/2034	612,161	603,874
Countrywide Home Loans:
"3A6", Series 2003-56, 4.49%, 12/25/2033	479,538	449,603
"5A1", Series 2005-HY10, 5.608% **, 2/20/2036	624,725	322,414
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2001-CK1, 144A, 6.65%, 12/18/2035	1,300,000	1,294,093
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2007-AR1, 5.828% **, 5/25/2037	614,013	365,097
GMAC Commercial Mortgage Securities, Inc.:
"A2", Series 1999-C3, 7.179%, 8/15/2036	2,131,697	2,134,050
"A1B", Series 1999-C3, 7.273%, 8/15/2036	782,320	783,853
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039	675,000	521,046
GSR Mortgage Loan Trust:
"1A2" Series 2004-7, 4.524% **, 6/25/2034	248,784	141,314
"1A1", Series 2007-AR2, 5.775% **, 5/25/2047	674,224	396,832
"1A2", Series 2005-AR2, 5.828% **, 4/25/2035	359,752	259,744
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.766% **, 1/25/2037	347,646	249,687
JPMorgan Alternative Loan Trust, "3A1A", Series 2006-S1, 5.35%, 3/25/2036	307,495	281,477
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-PNC1, 4.555%, 6/12/2041	136,993	136,450
"A2", Series 2005-LDP1, 4.625%, 3/15/2046	280,000	269,759
"A2", Series 2002-C1, 4.914%, 7/12/2037	803,295	788,848
JPMorgan Mortgage Trust:
"2A7", Series 2005-A8, 4.947% **, 11/25/2035	990,000	550,036
"3A2", Series 2005-A4, 5.167% **, 7/25/2035	803,873	770,228
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	1,430,392	1,401,679
"A3", Series 2002-C4, 4.071%, 9/15/2026	606,070	587,646
"A3", Series 2001-C7, 5.642%, 12/15/2025	636,572	628,647
MASTR Adjustable Rate Mortgages Trust, "3A6", Series 2004-13, 3.788% **, 11/21/2034	1,640,000	1,269,141
MASTR Asset Securitization Trust, "2A1", Series 2004-4, 5.0%, 4/25/2034	658,799	638,202
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	110,000	62,638
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 5.555% **, 12/25/2034	181,819	149,390
Morgan Stanley Capital I:
"A2", Series 2005-HQ5, 4.809%, 1/14/2042	1,463,055	1,448,569
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	699,655
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 5.416% **, 6/25/2036	808,354	661,925
Prudential Securities Secured Financing Corp., "F", Series 1999-C2, 7.643% **, 6/16/2031	1,500,000	1,501,385

Residential Accredit Loans, Inc.:
"A6", Series 2002-QS19, 5.125%, 12/25/2032	603,366	600,766
"1A1", Series 2004-QS16, 5.5%, 12/25/2034	527,785	370,195
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	647,400	563,440
Residential Asset Securitization Trust:
"2A1", Series 2003-A15, 5.25%, 2/25/2034	207,181	204,169
"A1", Series 2004-A1, 5.25%, 4/25/2034	304,472	207,933
Residential Funding Mortgage Securities I, Inc., "A2", Series 2003-S3, 5.25%, 2/25/2018	244,572	243,674
Sequoia Mortgage Trust, "4A1", Series 2007-1, 5.782% **, 9/20/2046	891,312	612,585
Structured Asset Securities Corp., "3A2", 2003-24A, 5.144% **, 7/25/2033	878,691	465,474
TIAA Real Estate CDO Ltd., "A4", Series 2001-C1A, 144A, 6.68%, 6/19/2031	1,028,811	1,027,877

Wachovia Bank Commercial Mortgage Trust, "A1", Series 2007-C30, 5.031%, 12/15/2043	1,858,392	1,789,925
Washington Mutual Mortgage Pass-Through Certificates:
"1A3", Series 2005-AR16, 5.102% **, 12/25/2035	390,000	225,509
"1A3A", Series 2005-AR18, 5.253% **, 1/25/2036	1,550,000	833,796
"A7", Series 2003-AR4, 5.26% **, 5/25/2033	413,357	315,170
"1A3", Series 2006-AR8, 5.85% **, 8/25/2046	1,165,000	594,289
Wells Fargo Mortgage-Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	573,400	529,490
"4A2", Series 2005-AR16, 4.993% **, 10/25/2035	1,105,000	630,670
"A5", Series 2003-A, 5.501% **, 2/25/2033	298,838	245,680
"4A1", Series 2006-AR10, 5.557% **, 7/25/2036	1,680,633	983,031
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,027,189	833,377

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $46,806,274)		39,488,521
Collateralized Mortgage Obligations 6.5%
Federal Home Loan Mortgage Corp.:
"ND", Series 2715, 4.5%, 3/15/2016	1,915,000	1,938,851
"WJ", Series 2557, 5.0%, 7/15/2014	257,499	259,279
"QA", Series 3113, 5.0%, 11/15/2025	681,539	692,468
"HL", Series 3176, 5.0%, 2/15/2028	1,955,405	1,973,362
"AB", Series 3197, 5.5%, 8/15/2013	722,986	731,908
"WB", Series 2665, 5.5%, 7/15/2027	1,922,948	1,943,320
"QE", Series 2113, 6.0%, 11/15/2027	8,820	8,807
"PE", Series 2123, 6.0%, 12/15/2027	8,970	8,961
"LA", Series 1343, 8.0%, 8/15/2022	208,754	217,800
"PK", Series 1751, 8.0%, 9/15/2024	687,124	698,343
Federal National Mortgage Association:
"QK", Series 2003-37, 4.0%, 7/25/2027	533,978	534,044
"BX", Series 2005-77, 4.5%, 7/25/2028	1,667,905	1,677,560

Total Collateralized Mortgage Obligations (Cost $10,710,643)		10,684,703
Government & Agency Obligations 18.8%
US Government Sponsored Agencies 7.5%
American Express Bank, FSB, FDIC Guaranteed, 3.15%, 12/9/2011	1,000,000	1,025,128
Bank of America Corp., Series L, FDIC Guaranteed, 2.1%, 4/30/2012	1,000,000	989,969
Bank of America NA, FDIC Guaranteed, 1.7%, 12/23/2010	1,000,000	1,002,383
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012	1,000,000	990,436
Federal Home Loan Bank:
1.625%, 1/21/2011	1,500,000	1,496,466
7.125% **, 5/2/2022	550,000	550,000
Federal National Mortgage Association, 2.0%, 1/9/2012	1,000,000	998,354
General Electric Capital Corp., Series G, FDIC Guaranteed, 3.0%, 12/9/2011	1,000,000	1,021,011
HSBC USA, Inc., FDIC Guaranteed , 3.125%, 12/16/2011	500,000	511,898
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012	935,000	948,253
Keybank National Association, FDIC Guaranteed, 3.2%, 6/15/2012	500,000	512,973
PNC Funding Corp., FDIC Guaranteed, 1.875%, 6/22/2011	950,000	945,888
Sovereign Bank, FDIC Guaranteed, 2.75%, 1/17/2012	680,000	687,645
Wells Fargo & Co., FDIC Guaranteed, 3.0%, 12/9/2011	695,000	713,868

		12,394,272
US Treasury Obligations 11.3%
US Treasury Bill, 0.02% ***, 5/21/2009 (a)	62,000	61,954
US Treasury Notes:
0.875%, 12/31/2010 (b)	12,250,000	12,243,299
1.125%, 12/15/2011	3,700,000	3,681,500

1.5%, 12/31/2013					2,487,000	2,450,667

						18,437,420

Total Government & Agency Obligations (Cost $30,812,558)						30,831,692
Municipal Bonds and Notes 0.9%
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 144A, 5.7%, 2/15/2011 (c)					300,000	298,635
Sacramento County, CA, Airport System Revenue, Series C, 5.2%, 7/1/2012 (c)					1,075,000	1,074,817

Total Municipal Bonds and Notes (Cost $1,376,062)						1,373,452

					Shares	Value ($)

Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 1.25% (d) (e) (Cost $12,525,625)					12,525,625	12,525,625
Cash Equivalents 3.0%
Cash Management QP Trust, 1.12% (d) (Cost $4,841,778)					4,841,778	4,841,778

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $190,824,888) †					109.6	179,506,507
Other Assets and Liabilities, Net					(9.6)	(15,811,756)

Net Assets					100.0	163,694,751

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A	6.0	1/25/2036	209,756	USD	209,625	21
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $190,863,596. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $11,357,089. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $447,655 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,804,744.

(a)	At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $12,243,299 which is 7.5% of net assets.

(c)	Bond is insured by one of these companies:
Insurance Coverage						As a % of Total Investment Portfolio
American Capital Assurance						0.2
Financial Security Assurance, Inc.						0.6

(d)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
CDO: Collateralized Debt Obligation
REIT: Real Estate Investment Trust
At January 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

5 Year US Treasury Note	3/31/2009	30	3,527,634	3,545,156		(17,522)
At January 31, 2009, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)
1/30/2009 3/20/2014	800,000[1]	1.15%	News America, Inc., 7.25%, 5/18/2018, BBB+	0	—	0
(f)				The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1				JPMorgan Chase Securities, Inc.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 12,525,625	$ (17,522)
Level 2	166,430,882	0
Level 3	550,000	-
Total	$ 179,506,507	$ (17,522)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 224,805
Total realized gain (loss)	(436,654)
Change in unrealized appreciation (depreciation)	301,140
Amortization Premium/Discount	(41)
Net purchases (sales)	460,750
Net transfers in (out) of Level 3	-
Balance as of January 31, 2009	$ 550,000

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009